Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Short-term Employee Benefits	$ 3,222,394	$ 3,179,379
Employee Long-term Benefits	745,477	665,871
Vacation and Statutory Bonus
Statement [Line Items]
Short-term Employee Benefits	1,186,198	1,229,071
Contributions Payable
Statement [Line Items]
Short-term Employee Benefits	372,374	378,121
Bonus Accrual
Statement [Line Items]
Short-term Employee Benefits	1,381,522	1,208,022
Others
Statement [Line Items]
Short-term Employee Benefits	67,287	111,727
Employee long-term benefits
Statement [Line Items]
Short-term Employee Benefits	$ 215,013	$ 252,438